Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Entity Registrant Name	BIONEXUS GENE LAB CORP.
Entity Central Index Key	0001737523
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	35-2604830
Entity Address Address Line 1	Unit 02, Level 10, Tower B, Vertical Business Suite
Entity Address Address Line 2	Bangsar South
Entity Address Address Line 3	8 Jalan Kerinchi
Entity Address City Or Town	Kuala Lumpur
Entity Address Postal Zip Code	59200
City Area Code	60
Amendment Description	THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.
Local Phone Number	1221-26512